Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	¥ 4,017,311	¥ 2,542,795
Restricted cash	569,469	168,630
Term deposits	233,505	160,089
Short-term investments	89,482
Accounts receivable, net	162,690	67,776
Inventories	16,849,935	10,517,193
Prepaid expenses, net	357,104	647,534
Other current assets, net	304,271	185,350
Current assets of discontinued operations		10,600
Total current assets	22,583,767	14,299,967
Non-current assets
Restricted cash, non-current	25,180	76,578
Long-term deposits	9,300	30,511
Long-term investments, net	490,437	413,805
Property, plant and equipment, net	11,889,701	10,231,057
Solar power systems, net	476,778	361,422
Intangible assets, net	133,226	194,361
Goodwill	730,776	727,701
Operating lease right-of-use assets	2,409,255	2,597,500
Finance lease right-of-use assets	11,980	11,396
Other assets, net	1,324,027	848,676
Total non-current assets	17,500,660	15,493,007
TOTAL ASSETS	40,084,427	29,792,974
Current liabilities
Accounts payable	559,420	419,058
Accrued liabilities	277,425	159,533
Short-term loans	1,692,599	697,179
Current portion of long-term loans	7,243,022	1,030,850
Current portion of long-term bonds	107,601	126,525
Deferred revenue	165,262	228,426
Income tax payables	466,872	431,418
Operating lease liabilities, current	433,725	427,856
Finance lease liabilities, current	4,158	4,821
Other current liabilities	1,047,016	1,603,498
Current liabilities of discontinued operations		3,308
Total current liabilities	11,997,100	5,132,472
Non-current liabilities
Long-term loans	14,308,136	15,257,106
Long-term bonds	97,549	205,769
Operating lease liabilities, non-current	1,958,689	2,175,786
Finance lease liabilities, non-current	8,040	6,795
Other liabilities	534,228	448,356
Total non-current liabilities	16,906,642	18,093,812
TOTAL LIABILITIES	28,903,742	23,226,284
EQUITY
Capital stock (900,000 shares authorized, 260,891 and 239,489 shares issued and outstanding as of December 31, 2023 and 2022, respectively, with no stated value)	100,000	161,580
Capital surplus	4,988,126	2,987,795
Treasury stock, at cost (142 and nil shares as of December 31, 2023 and 2022, respectively)	(13,631)
Retained earnings	3,413,644	2,767,001
Total SYLA Technologies Co., Ltd.’s equity	8,488,139	5,916,376
Noncontrolling interests	2,692,546	650,314
TOTAL EQUITY	11,180,685	6,566,690
TOTAL LIABILITIES AND EQUITY	¥ 40,084,427	¥ 29,792,974